Operating Leases (Details) - Schedule of maturity analysis - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Maturity Analysis [Abstract]
2022		¥ 501
2023	668	501
2024	150	146
Less: amount representing interest	(25)	(12)
Present value of lease liabilities	793	1,136
Lease liabilities, current	651	494
Lease liabilities, non-current	¥ 142	¥ 642